Note 12 - Investments in Non-consolidated Companies (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 16, 2012	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 R$ / shares	Dec. 31, 2019 USD ($) $ / shares	Feb. 13, 2019 USD ($)
Statement Line Items [Line Items]
Dividends received from associates, classified as investing activities		$ 28,974	$ 25,722	$ 22,971
Total investments in subsidiaries, joint ventures and associates			$ 805,568	$ 640,294		$ 879,965
Several banks, to refinance obligations [member]
Statement Line Items [Line Items]
Debt service coverage ratio, covered, percent						22.00%
Letters of credit, covered						$ 9,800
Several banks, to refinance obligations [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Debt instruments issued							$ 640,000
Ternium S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		11.46%
Ternium and Usiminas [member]
Statement Line Items [Line Items]
Dividends received from associates, classified as investing activities		$ 29
Usiminas [member]
Statement Line Items [Line Items]
Fair value of investments in associates for which there are quoted market prices						92,000
Total investments in subsidiaries, joint ventures and associates						$ 74,600
Usiminas [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Closing price, per share (in BRL per share) | (per share)					R$ 9.83	$ 2.44
Usiminas [member] | Preference shares [member]
Statement Line Items [Line Items]
Closing price, per share (in BRL per share) | (per share)					R$ 9.51	2.36
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Proportion of voting rights held in associate		5.20%	5.20%
Proportion of ownership interest in associate		3.07%
Usiminas [member] | Ternium S.A. [member]
Statement Line Items [Line Items]
Proportion of voting rights held in associate	27.70%
Proportion of ownership interest in associate	13.80%
Ternium S.A. [member]
Statement Line Items [Line Items]
Closing price, per ads (in dollars per share) | $ / shares						$ 22
Fair value of investments in associates for which there are quoted market prices						$ 505,400
Total investments in subsidiaries, joint ventures and associates						$ 751,100
Proportion of ownership interest in associate		11.46%
Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		22.00%
Transportation capacity agreement, purchasing capacity of natural gas per day						150,000
Provision for exposure to transportation capacity agreements						$ 51,900
Provision for exposure to purchase and other service agreements						900
Provision for exposure to the purchase of clean energy certificates						18,200
Proceeds From (Repayments of Loans) Receivable From Related Parties		$ 40,500
Loans and receivables						$ 58,100
Proportion of corporate guarantee covering obligations						22.00%
Techgen s.a. [member] | Tecpetrol International S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		30.00%
Techgen s.a. [member] | Ternium S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		48.00%